United States
             Securities and Exchange Commission
                    Washington, DC  20549


FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Check here if amendment [ x ];   Amendment Number:  1
This Amendment (Check only one):
[      ]  is a restatement
[  x  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       UBS Warburg LLC
Address:    677 Washington Boulevard
            Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:          Sarah M. Starkweather
Title:    Director
Phone:    (203) 719-6891

Signature, Place, and Date of Signing:

/s/ Sarah M. Starkweather
Sarah M. Starkweather
May 15, 2002, Stamford, Connecticut

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on May 15, 2002.

Report Type (Check only one):

[ x ]  13F Holdings Report
[    ]  13F Notice
[    ]  13F Combination Report

Pursuant to Regulation 240.24b-2(b) of the Securities
Exchange Act of 1934, please be advised that UBS Warburg
LLC, the institutional investment manager with respect to which this schedule is filed, has omitted and filed separately with the Commission a portion of this Report for which it has requested confidential treatment.

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total: $  63,139
(thousands)

List of Other Included Managers:  NONE
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                                                                                                                VOTING
                                                                  MARKET                            INVESTMENT   AUTHORITY
ISSUER                     ISSUE                 CUSIP             VALUE          QUANTITY          DISCRETION        SOLE
                                                               (000's)

MERRILL LYNCH & CO INC     LYON ZERO 31          590188A65        10,044        21,370,000         SOLE        21,370,000
SOLECTRON CORP             SR                    834182AK3        20,529        41,896,000         SOLE        41,896,000
                          ZERO 20
TYCO INTL LTD NEW          LYON ZERO 20          902124AC0        32,566        42,850,000         SOLE        42,850,000


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